Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest income:
Real estate loans	$ 17,168	$ 17,258
Commercial loans	3,466	3,590
Consumer loans	31	45
Total loan interest	20,665	20,893
Securities	5,387	6,074
Other interest earning assets	23	19
Total interest income	26,075	26,986
Interest expense:
Deposits	1,575	2,473
Repurchase agreements	79	106
Borrowed funds	694	652
Total interest expense	2,348	3,231
Net interest income	23,727	23,755
Provision for loan losses	2,350	3,510
Net interest income after provision for loan losses	21,377	20,245
Noninterest income:
Fees and service charges	2,677	2,501
Wealth management operations	1,264	1,177
Gain on sale of securities, net	1,120	966
Gain on sale of loans, net	987	256
Benefit from bank owned life insurance	587	0
Gain on sale of foreclosed real estate	430	887
Increase in cash value of bank owned life insurance	381	398
Other-than-temporary credit impairment of debt securities	(6)	(18)
Noncredit portion of other-than-temporary impairment of debt securities recognized in other comprehensive income	0	17
Other	96	63
Total noninterest income	7,536	6,247
Noninterest expense:
Compensation and benefits	10,783	9,953
Occupancy and equipment	3,064	3,333
Data processing	1,073	1,005
Federal deposit insurance premiums	571	946
Marketing	380	403
Statement and check processing	317	329
Professional services	279	429
Other	3,652	3,530
Total noninterest expense	20,119	19,928
Income before income tax expenses	8,794	6,564
Income tax expenses	1,941	1,179
Net income	$ 6,853	$ 5,385
Earnings per common share:
Basic (in dollars per share)	$ 2.41	$ 1.90
Diluted (in dollars per share)	$ 2.41	$ 1.90
Dividends declared per common share (in dollars per share)	$ 0.72	$ 0.60